Share Capital - Schedule of Preferred Shares Outstanding (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Class Of Stock [Line Items]
Preferred shares, authorized	150,000,000	150,000,000
Shares Issued	32,872,706	32,751,629
Series A Preferred Shares [Member]
Class Of Stock [Line Items]
Preferred shares, authorized	315,000
Shares Issued	0
Dividend rate per annum	0.00%
Liquidation preference	$ 0	$ 0
Series B Preferred Shares [Member]
Class Of Stock [Line Items]
Preferred shares, authorized	260,000
Shares Issued	0
Dividend rate per annum	0.00%
Liquidation preference	$ 0	0
Series C Preferred Shares [Member]
Class Of Stock [Line Items]
Preferred shares, authorized	40,000,000
Shares Issued	0
Dividend rate per annum	0.00%
Liquidation preference	$ 0	0
Series D Preferred Shares [Member]
Class Of Stock [Line Items]
Preferred shares, authorized	20,000,000
Shares Issued	5,030,864
Dividend rate per annum	7.95%
Redemption by Company permitted on or after	Jan. 30, 2018
Liquidation preference	$ 125,772,000	124,526,000
Series E Preferred Shares [Member]
Class Of Stock [Line Items]
Preferred shares, authorized	15,000,000
Shares Issued	5,415,937
Dividend rate per annum	8.25%
Redemption by Company permitted on or after	Feb. 13, 2019
Liquidation preference	$ 135,398,000	134,265,000
Series F Preferred Shares [Member]
Class Of Stock [Line Items]
Preferred shares, authorized	20,000,000
Shares Issued	5,600,000
Dividend rate per annum	6.95%
Liquidation preference	$ 140,000,000	140,000,000
Series G Preferred Shares [Member]
Class Of Stock [Line Items]
Preferred shares, authorized	15,000,000
Shares Issued	7,800,800
Dividend rate per annum	8.20%
Redemption by Company permitted on or after	Jun. 16, 2021
Liquidation preference	$ 195,020,000	195,000,000
Series H Preferred Shares [Member]
Class Of Stock [Line Items]
Preferred shares, authorized	15,000,000
Shares Issued	9,025,105
Dividend rate per annum	7.875%
Redemption by Company permitted on or after	Aug. 11, 2021
Liquidation preference	$ 225,628,000	225,000,000
Series R Preferred Shares [Member]
Class Of Stock [Line Items]
Preferred shares, authorized	1,000,000
Shares Issued	0
Dividend rate per annum	0.00%
Liquidation preference	$ 0	$ 0